RECONCILIATION BETWEEN U.S. GAAP AND INTERNATIONAL FINANCIAL REPORTING STANDARDS (Details) - Share Options - 2014 Share Incentive Plan - $ / shares	Dec. 31, 2019	Dec. 30, 2019
RECONCILIATION BETWEEN U.S. GAAP AND INTERNATIONAL FINANCIAL REPORTING STANDARD
Modification of exercise price of number of stock options granted	8,113,145	8,113,145
Modified of exercise price of stock options granted	$ 0.60	$ 0.60